Equity Investments (Tables)	12 Months Ended
Dec. 31, 2013
Equity Investments [Abstract]
Schedule of Financial Information Related to Unconsolidated Entities-Balance Sheet

	December 31,
	2013	2012

Current assets	$235,679	$240,086
Noncurrent assets	790,297	847,484
Total assets	$1,025,976	$1,087,570

Current liabilities	$99,330	$89,933
Noncurrent liabilities	1,616	1,941
Members’ equity	924,909	995,569
Noncontrolling interest	121	127
Total liabilities and equity	$1,025,976	$1,087,570

Schedule of Financial Information Related to Unconsolidated Entities Included in Consolidated Statement of Income

	Year Ended December 31,
	2013	2012	2011
Revenues	$1,246,183	$1,236,915	$1,230,146
Operating costs and expenses	1,116,745	1,079,055	1,068,212
Income from continuing operations before taxes	129,576	157,762	162,124